Shareholders' Equity Option Activity Non US Equity Plan (Details) (Non US Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non US Equity Plan [Member]
Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,100,000	3,100,000	1,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	650,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(367,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(1,283,000)	(550,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0